Report Of The Directors Financial Review Capital Report - Capital Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2017 USD ($)
Report Of The Directors Financial Review Capital Report [Abstract]
Common equity tier one capital ratio	14.50%
Increase in common equity tier one capital	$ 9.5
Increase in common equity tier one capital, from profit, net of dividends	3.7
Increase in common equity tier one capital, from foreign currency translation differences	6.3
Increase in common equity tier one capital, from regulatory netting	1.5
Increase in common equity tier one capital, for deduction for excess expected loss	1.3
Increase in common equity tier one capital, from value of minority interests allowed in CET1	1.0
Decrease in common equity tier one capital from share buy-back	3.0
Decrease in common equity tier one capital from change in US tax legislation	1.2
Decrease in risk weighted assets, change in tax legislation	$ 3.1